INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2021	December 31, 2020
Land use rights	$-	$1,016,215
Patents	-	417,919
Subtotal	-	1,434,134
Less: accumulated amortization for patents	-	(310,393)
Accumulated amortization for land use right	-	(149,045)
Subtotal	-	(459,438)
Intangible assets, net	$-	$974,696

Amortization expense was nil and $14,653 for the three-month period ended September 30, 2021 and 2020, respectively, and $113,562 and $43,471 for the nine-month period ended September 30, 2021 and 2020, respectively. The Company accelerated the amortization expense for the three-month period ended March 31, 2021 due to the relocation pursuit to the Compensation Fund agreement with the local government. See Note 4. As the Company plans to deregister Sichuan Wetouch and the newly set up Sichuan Vtouch will use new techniques with new equipment, the Company estimates no remaining useful life for the existing patents.

NOTE 4 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	December 31, 2020	December 31 2019
Land use rights	$1,016,215	$952,455
Patents	417,919	391,697
Subtotal	1,434,134	1,344,152
Less: accumulated amortization for patents	(310,393)	(234,456)
Accumulated amortization for land use right	(149,045)	(120,644)
Subtotal	(459,438)	(355,100)
Intangible assets, net	$974,696	$989,052

Amortization expense was $76,141 and $58,671 for the years ended December 31, 2020 and 2019, respectively.

Estimated future amortization expense for intangible assets is as follows:

December 31,	Total amortization expense
2021	$55,198
2022	55,198
2023	55,198
2024	29,043
2025	20,324
Thereafter	759,735
Total expense	$974,696